Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
From time to time, we have transactions with other companies in which we hold an interest as summarized in the table below.
Net sales to related parties for the years ended December 31, 2024, 2023 and 2022 are as follows:

(in thousands)	2024	2023	2022

Net sales	$3,073	$9,039	$8,474
As of December 31, 2024 and 2023, balances with related parties are as follows:

(in thousands)	2024	2023

Accounts receivable	$1,848	$2,890
Prepaid expenses and other current assets	$52	$78
Accounts payable	$872	$700
Accrued and other current liabilities	$1,367	$2,893
Prepaid expenses and other current assets include supplier advances from companies with which we have an investment or partnership interest.